N-2 $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002028436
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund intends to invest at least 80% of its assets in fixed-income securities and credit instruments ("Credit"). The Fund will opportunistically allocate its investments in Credit across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans and credit selection in high yield bonds and leveraged loans); (b) direct lending (including first lien loans and unitranche loans); (c) junior capital solutions (including unsecured debt, second lien loans, mezzanine loans and preferred equity); (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-based lending (including, but not limited to, credit investments, investments in infrastructure, shipping, aviation and telecommunications); and (f) special situations (including stressed and non-control distressed credit and opportunities arising due to market dislocation).
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Note 6. Debt
In accordance with the 1940 Act, with certain limitations, the Fund is allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 150% after such borrowing. As of December 31, 2024, the Fund's asset coverage was 3645.8%.
The following table presents the Fund’s outstanding borrowings as of December 31, 2024:

	As of December 31, 2024
	Total Principal Amount Committed	Principal Amount Outstanding	Carrying Value (1)	Fair Value (2)
CIBC Credit Facility	$50,000	$3,000	$3,000	$3,000
Total Debt	$50,000	$3,000	$3,000	$3,000

(1)Carrying value of these debt obligations generally approximate fair value due to their variable interest rates.
(2)The fair value of these debt obligations would be categorized as Level 2 under ASC 820-10.

For the period ended December 31, 2024, the Fund had total average borrowings of $0.4 million at a weighted average interest rate of 6.9%.

A summary of contractual maturities of our debt obligations was as follows as of December 31, 2024:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
CIBC Credit Facility	$3,000	$—	$—	$3,000	$—
Total Debt Obligations	$3,000	$—	$—	$3,000	$—

CIBC Credit Facility

For financing purposes the Fund maintains one wholly owned special purpose entity, TRP OHA FCI SPV Funding I, LLC, a Delaware limited liability company exempt from registration under the 1940 Act. On October 11, 2024 (the “Effective Date”), the Fund entered into a loan and servicing agreement (the “CIBC Loan Agreement” or the “CIBC Credit Facility”), among TRP OHA FCI SPV Funding I, LLC, as borrower, the Fund, as transferor, TRP OHA FCI Servicer Funding I, LLC, as servicer, The Bank of New York Mellon Trust Company, National Association, as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce (“CIBC”), as administrative agent (the “Administrative Agent”). The facility amount under the CIBC Loan Agreement is $50.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase.

Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.

Assets that are pledged as collateral under the CIBC Loan Agreement are not available to the creditors of the Fund to satisfy any obligations of the Fund other than the Fund’s obligations under the CIBC Loan Agreement.

Borrowings under the CIBC Loan Agreement bear interest at (a) in the case of borrowings denominated in USD, either Daily Simple SOFR or Term SOFR, at the election of the Borrower, plus 2.10%, (b) in the case of borrowings denominated in GBP, Daily Simple SONIA plus 2.10%, (c) the case of borrowings denominated in CAD, Term CORRA plus 2.10% or (d) the case of borrowings denominated in EUR, EURIBOR plus 2.10%. The Fund is to pay an unused commitment fee of 50 basis points (0.50%) per annum on certain unused amounts subject to a 50% minimum utilization beginning April 11, 2025. The stated maturity date is October 11, 2029.
For the period ended December 31, 2024, the components of interest expense related to the CIBC Credit Facility were as follows:

For the Period Ended December 31, 2024
Borrowing interest expense	$15
Unused facility fee	—
Amortization of deferred financing costs	21
Total interest and debt financing expense	$36

Long Term Debt, Principal	$ 50,000
Long Term Debt, Structuring [Text Block]
For financing purposes the Fund maintains one wholly owned special purpose entity, TRP OHA FCI SPV Funding I, LLC, a Delaware limited liability company exempt from registration under the 1940 Act. On October 11, 2024 (the “Effective Date”), the Fund entered into a loan and servicing agreement (the “CIBC Loan Agreement” or the “CIBC Credit Facility”), among TRP OHA FCI SPV Funding I, LLC, as borrower, the Fund, as transferor, TRP OHA FCI Servicer Funding I, LLC, as servicer, The Bank of New York Mellon Trust Company, National Association, as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce (“CIBC”), as administrative agent (the “Administrative Agent”). The facility amount under the CIBC Loan Agreement is $50.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase.

Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.

Assets that are pledged as collateral under the CIBC Loan Agreement are not available to the creditors of the Fund to satisfy any obligations of the Fund other than the Fund’s obligations under the CIBC Loan Agreement.

Borrowings under the CIBC Loan Agreement bear interest at (a) in the case of borrowings denominated in USD, either Daily Simple SOFR or Term SOFR, at the election of the Borrower, plus 2.10%, (b) in the case of borrowings denominated in GBP, Daily Simple SONIA plus 2.10%, (c) the case of borrowings denominated in CAD, Term CORRA plus 2.10% or (d) the case of borrowings denominated in EUR, EURIBOR plus 2.10%. The Fund is to pay an unused commitment fee of 50 basis points (0.50%) per annum on certain unused amounts subject to a 50% minimum utilization beginning April 11, 2025. The stated maturity date is October 11, 2029.
For the period ended December 31, 2024, the components of interest expense related to the CIBC Credit Facility were as follows:

For the Period Ended December 31, 2024
Borrowing interest expense	$15
Unused facility fee	—
Amortization of deferred financing costs	21
Total interest and debt financing expense	$36

Long Term Debt, Dividends and Covenants [Text Block]
Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.

CIBC Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	CIBC Credit Facility
Long Term Debt, Principal	$ 50,000